Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 25, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
Muhlenkamp Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MUHLX